Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000	50,000
Preferred stock, shares issued		0	0
Preferred stock, shares outstanding		0	0
Class A Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	4,605,077	970,457	845,456
Common stock, shares outstanding	4,605,077	970,457	845,456
Class B Common Stock
Common stock par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, shares issued	3,891,500	4,300,000	4,300,000
Common stock, shares outstanding	3,891,500	4,300,000	4,300,000
Convertible Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	442,458	0
Preferred stock, shares outstanding	442,458	0